STOCKHOLDERS EQUITY (Details Narrative)						1 Months Ended				9 Months Ended		12 Months Ended
	Jul. 15, 2022 USD ($) shares	Dec. 14, 2021 USD ($) integer $ / shares shares	Dec. 06, 2021 USD ($) integer $ / shares shares	Aug. 11, 2021 USD ($)	Apr. 07, 2021 USD ($) $ / shares shares	Sep. 17, 2022 USD ($) shares	Aug. 29, 2022 $ / shares shares	May 21, 2021 USD ($) shares	May 20, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 06, 2022 shares	Sep. 28, 2021 $ / shares shares
commissions and expenses | $					$ 76,525
Preferred stock share authorized | shares										50,000,000		50,000,000	20,000,000		50,000,000
Preferred stock par value | $ / shares										$ 0.001		$ 0.001	$ 0.01		$ 0.001
Promissary note issued | $												$ 650,000
Warrants to purchase common stock shares | shares												750,000
Price per share | $ / shares												$ 1
Non-accountable expense allowance, percentage				1.00%
Legal and road show expenses | $				$ 205,000
Common stock share authorized | shares										200,000,000		200,000,000	20,000,000		200,000,000
Common stock, par value | $ / shares					$ 2.00		$ 0.001			$ 0.001		$ 0.001	$ 0.01		$ 0.001
Common stock share sold | shares					208,000		1,000,000
Proceeds from common stock shares | $					$ 416,000					$ 6,468,000	$ 0	$ 1,300,000	$ 0
Net proceeds from other equity | $					$ 339,475
Business acquiairion share issued | shares	2,000,000
Vendor settelment amount | $	$ 100,000
Share issued for settelment | shares	50,000
Equipment Allocation amount | $	$ 3,400,000
Intangible assets allocation amount | $	600,000									$ 649,899		$ 0
Acuisition amount | $	$ 4,000,000
Hempacco Series A Preferred Shares [Member]
Dividend percentage									6.00%
Boustead Securities, LLC [Member]
Common share purchased | shares														70,000
Cashless basis shares of common stock converted | shares														54,928
Boustead Securities, LLC [Member] | September 1, 2022 [Member]
Common stock, par value | $ / shares										$ 6.00
Common stock share sold | shares		494,459								1,000,000
Net proceeds from other equity | $		$ 333,309								$ 5,468,812
Green Globe International Inc. [Member]
Common stock share exchanged | shares								2,045,094,734
Mexico Franchise Opportunities Fund [Member]
Dividend received | $									$ 757,479
Preferred stock share converted | shares									8,000,000
Preferred stock converted into common shares | shares									8,757,479
Common stock share exchanged | shares								382,224,109
Consultant [Member]
Share issued for services | shares								100,000
Share issued for services, value | $								$ 100,000
Consultant [Member] | GGII Common shares [Member]
Common stock share exchanged | shares								33,473,197,809
CFO, and Dr. Stuart Titus [Member]
Common stock, par value | $ / shares			$ 1.00
Common stock share sold | shares			805,541
Proceeds from common stock shares | $			$ 805,541
Net proceeds from other equity | $			$ 724,255
Total number of investors | integer			19
Share issued during period | shares			50,000							100,000
Share issued during period, value | $			$ 50,000							$ 100,000
family trust of Jerry Halamuda [Member]
Common stock, par value | $ / shares		$ 1.00
Common stock share sold | shares		494,459
Proceeds from common stock shares | $		$ 494,459
Net proceeds from other equity | $		$ 333,309
Share issued during period | shares		50,000
Share issued during period, value | $		$ 50,000
Total number of investors | integer		5
North Equities Corp. [Member]
Restricted share issuance | shares						41,494
Market value of share issued | $						$ 100,000
GGII [Member]
Principal amount | $								$ 511,500
Accrued interest | $								$ 23,552
Amount converted into common stock, shares | shares								535,052